FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013

Check here if Amendment  [X]; Amendment Number:

This Amendment (Check one only):          [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Avicolli
Title:      Chief Compliance Officer
Phone:     (646) 727-4463

Signature, Place, and Date of Signing:

/s/ Jennifer Avicolli        New York, New York                 5/14/13
      [Signature]              [City, State]                    [Date]

Report Type:     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                       65

Form 13F Information Table Value Total:               $1,999,829
                                                      (thousands)


List of Other Included Managers:

                                             NONE

NAME OF                           TITLE OF                     VALUE            SHRS/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
ISSUER                             CLASS              CUSIP  (x $1000) SH/PRN   PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp.      COM             04543P100    4034   598532   SH            SOLE                  598532
Alterra Capital Holdings Ltd.       COM             G0229R108  147014  4667117   SH            SOLE                 4667117
Acme Packet Inc.                    COM             004764106  126825  4335917   SH            SOLE                 4335917
Berry Petroleum                     CL A            085789105    6873   148482   SH            SOLE                  148482
Clearwire Corp                      CL A            18538Q105   23037  7110468   SH            SOLE                 7110468
Citizens Republic Bancorp Inc.      COM NEW         174420307   70213  3113688   SH            SOLE                 3113688
Coventry Health Care Inc            COM             222862104  185488  3944038   SH            SOLE                 3944038
Commonwealth REIT                   COM             203233101       2    40000   SH     PUT    SOLE                   40000
Commonwealth REIT                   COM             203233101      28    55900   SH     PUT    SOLE                   55900
Commonwealth REIT                   COM             203233101    2625   117000   SH            SOLE                  117000
CreXus Investment Corp              COM             226553105   67670  5197401   SH            SOLE                 5197401
Cymer Inc.                          COM             232572107   50036   520672   SH            SOLE                  520672
Dell Inc.                           COM             24702R101   21025  1467212   SH            SOLE                 1467212
Duff & Phelps Corp                  CL A            26433B107   44455  2866255   SH            SOLE                 2866255
EDAC Technologies Corp              COM             279285100    3242   174918   SH            SOLE                  174918
Elan Corp PLC                       ADR             284131208     348    29500   SH            SOLE                   29500
Energy Solutions Inc                COM             292756202    4451  1187176   SH            SOLE                 1187176
Freeport-McMoRan Copper & Gold Inc  COM             35671D857      35    65100   SH     CALL   SOLE                   65100
Freeport-McMoRan Copper & Gold Inc  COM             35671D857      46   130500   SH     CALL   SOLE                  130500
Ferro Corp                          COM             315405100   11309  1675480   SH            SOLE                 1675480
Gardner Denver Inc.                 COM             365558105  139052  1851319   SH            SOLE                 1851319
Genworth Financial Inc CL A         COM             37247D106      10    55000   SH     PUT    SOLE                   55000
Genworth Financial Inc CL A         COM CL A        37247D106    1755   175500   SH            SOLE                  175500
Globalstar Inc                      NOTE 5.750% 4/0 378973AA9     859  1354000   SH            SOLE                 1354000
Hudson City Bancorp Inc             COM             443683107  123886 14338686   SH            SOLE                14338686
Health Care REIT Inc.               NOTE 3.00% 12/0 42217KAR7    2235  1715000   SH            SOLE                 1715000
HealthSouth Corp                    COM             421924309      91    24500   SH     PUT    SOLE                   24500
HJ Heinz Co                         COM             423074103  140076  1938245   SH            SOLE                 1938245
Hot Topic                           COM             441339108   40161  2893505   SH            SOLE                 2893505
K-Swiss Inc.                        CL A            482686102   10427  2199826   SH            SOLE                 2199826
Liberty Global Inc                  COM SER A       530555101   22692   309160   SH            SOLE                  309160
Liberty Global Inc                  COM SER A       530555101    2919   343500   SH     PUT    SOLE                  343500
Liberty Global Inc                  COM SER A       530555101    1132    88500   SH     PUT    SOLE                   88500
MMR 5.25 10/06/13                   5.25% 10/2      582411AM6    2463  2383000   SH            SOLE                 2383000
McMoRan Exploration Co.             COM             582411104   45606  2789378   SH            SOLE                 2789378
Metals USA Holdings Corp            COM             59132A104   24264  1175051   SH            SOLE                 1175051
Netspend Holdings Inc.              COM             64118V106   49421  3110255   SH            SOLE                 3110255
NYSE Euronext                       COM             629491101  111704  2890910   SH            SOLE                 2890910
Obagi Medical Products Inc          COM             67423R108    2680   135725   SH            SOLE                  135725
OfficeMax Inc                       COM             67622P101   57487  4951544   SH            SOLE                 4951544
Priceline.com Inc                   COM             741503403       0     5000   SH     PUT    SOLE                    5000
Priceline.com Inc                   COM             741503403    1410     2050   SH            SOLE                    2050
MetroPCS Communications Inc.        COM             591708102    1848  5435600   SH            SOLE                 5435600
MetroPCS Communications Inc.        COM             591708102   59536  5462075   SH     PUT    SOLE                 5462075
Palomar Medical Technologies Inc.   COM NEW         697529303   11503   852776   SH            SOLE                  852776
Pervasive Software Inc.             COM             715710109    7288   794849   SH            SOLE                  794849
Plains Exploration & Production Co. COM             726505100   99397  2093907   SH            SOLE                 2093907
Rambus Inc.                         NOTE 5.00% 6/1  750917AC0     324   320000   SH            SOLE                  320000
Sprint Nextel Corp.                 COM SER 1       852061100   53897  8679184   SH            SOLE                 8679184
Sandridge Energy, Inc. CMN          COM             80007P307     618   117300   SH            SOLE                  117300
Sandridge Energy, Inc. CMN          COM             80007P307      58   117300   SH     PUT    SOLE                  117300
Stifel Financial Corp               COM             860630102    1730   49918    SH            SOLE                   49918
Stifel Financial Corp               COM             860630102       3   50000    SH     PUT    SOLE                   50000
Sauer-Danfloss Inc.                 COM             804137107   26333  450687    SH            SOLE                  450687
SPDR S&P 500 ETF Trust SPDR         COM             78462F103      73  249100    SH     CALL   SOLE                  249100
SPDR S&P 500 ETF Trust SPDR         COM             78462F103      59  249100    SH     PUT    SOLE                  249100
SPDR S&P 500 ETF Trust SPDR         COM             78462F103      10   10000    SH     PUT    SOLE                   10000
SPDR S&P 500 ETF Trust SPDR         COM             78462F103     474  348800    SH     PUT    SOLE                  348800
Symantec Corp                       NOTE 1.00% 6/1  871503AF5    3632 2832000    SH            SOLE                 2832000
TPX 8                               SR SECD 3RD 8%  812139400    2909   38027    SH            SOLE                   38027
Vulcan Materials Co                 COM             929160109    1451   28076    SH            SOLE                   28076
Virgin Media Inc                    COM             92769L101      52   99700    SH     PUT    SOLE                   99700
Virgin Media Inc                    COM             92769L101  138814 2834679    SH            SOLE                 2834679
West Coast Bancorp/OR               COM NEW         952145209   38065 1531002    SH            SOLE                 1531002
United States Stl. Corp New         NOTE 4.00% 5/1  912909AE8    2669 2562000    SH            SOLE                 2562000
